Note 4 - Inventories (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Noncurrent	$ 197	$ 208	$ 1,491
Inventory Valuation Reserves	$ 5,025	$ 5,062	$ 833